Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
Research and development	€ 3,921,802	€ 1,640,579
General and administrative	2,878,373	2,513,558
Total operating expenses	6,800,175	4,154,137
Loss from operations	(6,800,175)	(4,154,137)
Other income (expense)
Other income	114,992	215,486
Finance income (expense)	77,999
Unrealized exchange rate gain (loss)	(152,041)	1,826,330
Total other income (expense)	40,950	2,041,816
Loss before income taxes	(6,759,225)	(2,112,321)
Income taxes benefit (expenses)
Net loss	(6,759,225)	(2,112,321)
Net loss and comprehensive loss	(6,759,225)	(2,112,321)
Loss per share:
Loss	€ (6,759,225)	€ (2,112,321)
Loss per share – basic	€ (0.37)	€ (0.12)
Weighted average number of shares outstanding – basic	18,216,858	18,216,858